RISK MANAGEMENT - Investment debt securities - Concentration by sector (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 303,076,129	$ 259,515,428
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	14,160,846	11,996,398
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	258,433,837	224,581,946
Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	12,381,009	9,282,734
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	28,966,356	21,608,992
Investment securities at amortized cost | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	5,580,128	3,053,862
Trading securities
Disclosure of financial assets [line items]
Financial assets	11,038,856	9,113,668
Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	11,038,856	9,113,668
Investment securities at fair value
Disclosure of financial assets [line items]
Financial assets	30,488,831	22,947,186
Debt securities | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	39,334,862	29,346,069
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	5,580,128	3,053,862
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Colombia, Pesos | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	5,052,618	3,030,819
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Foreign currency | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	527,510	23,043
Debt securities | Trading securities
Disclosure of financial assets [line items]
Financial assets	4,780,993	4,673,113
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	4,780,993	4,673,113
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	4,363,068	4,067,006
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Foreign currency
Disclosure of financial assets [line items]
Financial assets	417,925	606,107
Debt securities | Investment securities at fair value | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets	7,385	10,102
Debt securities | Investment securities at fair value | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	7,385	10,102
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	28,966,356	21,608,992
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	11,968,693	10,666,770
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency
Disclosure of financial assets [line items]
Financial assets	16,997,663	10,942,222
Securities issued by the Colombian Government | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	1,674,180
Securities issued by the Colombian Government | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Colombia, Pesos | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	1,674,180
Securities issued by the Colombian Government | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	2,831,979	2,425,760
Securities issued by the Colombian Government | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	2,778,391	2,424,033
Securities issued by the Colombian Government | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Foreign currency
Disclosure of financial assets [line items]
Financial assets	53,588	1,727
Securities issued by the Colombian Government | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	11,130,893	9,834,271
Securities issued by the Colombian Government | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency
Disclosure of financial assets [line items]
Financial assets	1,716,306	1,809,671
Securities issued by other of the Colombian Government entities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	3,378,438	3,029,802
Securities issued by other of the Colombian Government entities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Colombia, Pesos | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	3,378,438	3,029,802
Securities issued by other of the Colombian Government entities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	187,295	175,794
Securities issued by other of the Colombian Government entities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	187,295	175,794
Securities issued by other of the Colombian Government entities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	285,699	260,213
Securities issued by other of the Colombian Government entities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency
Disclosure of financial assets [line items]
Financial assets	175,374	205,465
Securities issued by foreign Governments | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	34,747	23,043
Securities issued by foreign Governments | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Foreign currency | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	34,747	23,043
Securities issued by foreign Governments | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	201,312	139,534
Securities issued by foreign Governments | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Foreign currency
Disclosure of financial assets [line items]
Financial assets	201,312	139,534
Securities issued by foreign Governments | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency
Disclosure of financial assets [line items]
Financial assets	9,663,324	4,997,430
Securities issued by central banks | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets		13,966
Securities issued by central banks | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Foreign currency
Disclosure of financial assets [line items]
Financial assets		13,966
Securities issued by central banks | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency
Disclosure of financial assets [line items]
Financial assets	1,862,922	970,095
Securities issued by other financial entities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	300,898	1,017
Securities issued by other financial entities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Colombia, Pesos | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets		1,017
Securities issued by other financial entities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Foreign currency | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	300,898
Securities issued by other financial entities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	1,502,818	1,850,422
Securities issued by other financial entities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	1,339,848	1,402,094
Securities issued by other financial entities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Foreign currency
Disclosure of financial assets [line items]
Financial assets	162,970	448,328
Securities issued by other financial entities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	476,499	495,863
Securities issued by other financial entities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency
Disclosure of financial assets [line items]
Financial assets	2,435,933	2,559,062
Securities issued by entities of the non-financial sector entities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	24,975	33,942
Securities issued by entities of the non-financial sector entities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	24,975	33,942
Securities issued by entities of the non-financial sector entities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	25,752	25,733
Securities issued by entities of the non-financial sector entities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency
Disclosure of financial assets [line items]
Financial assets	23,818	9,107
Other debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	191,866
Other debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Foreign currency | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	191,866
Other debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	32,614	33,695
Other debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	32,559	31,143
Other debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Foreign currency
Disclosure of financial assets [line items]
Financial assets	55	2,552
Other debt securities | Investment securities at fair value | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets	7,385	10,102
Other debt securities | Investment securities at fair value | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	7,385	10,102
Other debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	49,850	50,690
Other debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Foreign currency
Disclosure of financial assets [line items]
Financial assets	$ 1,119,986	$ 391,392